Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Commitments
2022	$ 115,180
2023	14,897
2024	9,250
2025	0
2026	0
Thereafter	0
Total	139,327
License & Royalty Commitments
2022	6,701
2023	3,941
2024	1,994
2025	1,483
2026	793
Thereafter	2,885
Total	$ 17,797